Performance Management	Dec. 22, 2025
Advisor Class [Member] | Anchor Risk Managed Income Strategies Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisor Class from year to year and by showing the one-year and since inception performance of the Fund’s Advisor Class compared with those of a broad measure of market performance. Although the Fund commenced operations in 2015, the bar chart shows performance of the Fund’s Advisor Class shares for each calendar year since the Advisor Class’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.anchor-capital.com/funds or by calling 1-800-290-8633.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisor Class from year to year and by showing the one-year and since inception performance of the Fund’s Advisor Class compared with those of a broad measure of market performance.
Bar Chart [Heading]	Advisor Class Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	3/31/2024	5.43%
Worst Quarter:	6/30/2022	(3.49)%
The Fund’s Advisor Class year-to-date return as of September 30, 2025 was 5.19%.
Year to Date Return, Label [Optional Text]	The Fund’s Advisor Class year-to-date return
Bar Chart, Year to Date Return	5.19%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	5.43%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(3.49%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance [Table]
	One Year	Since Inception (9/11/20)
Return before taxes – Advisor Class Shares	4.54%	(0.16%
Return after taxes on distributions – Advisor Class Shares	(0.48)%	(1.92)%
Return after taxes on distributions and sale of Fund shares – Advisor Class Shares	2.78%	(0.77)%
Index – Bloomberg U.S. Aggregate Bond Index(1)	1.25%	(1.94)%

(1)	The Bloomberg U.S. Aggregate Bond Index is a broad-based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. Investors frequently use the index as a stand-in for measuring the performance of the U.S. bond market. Investors cannot invest directly in an index, and unlike the Fund, returns do not reflect any fees, expenses or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	returns do not reflect any fees, expenses or taxes.
Performance Availability Website Address [Text]	www.anchor-capital.com/funds
Performance Availability Phone [Text]	1-800-290-8633
Advisor Class [Member] | Anchor Risk Managed Equity Strategies Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisor Class from year to year and by showing the one-year and since inception performance of the Fund’s Advisor Class compared with those of a broad measure of market performance. Although the Fund commenced operations in 2016, the bar chart shows performance of the Fund’s Advisor Class shares for each calendar year since the Advisor Class’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.anchor-capital.com/funds or by calling 1-800-290-8633.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisor Class from year to year and by showing the one-year and since inception performance of the Fund’s Advisor Class compared with those of a broad measure of market performance.
Bar Chart [Heading]	Advisor Class Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	6/30/2021	7.25%
Worst Quarter:	12/31/2022	(7.10)%
The Fund’s Advisor Class year-to-date return as of September 30, 2025 was 8.71%.
Year to Date Return, Label [Optional Text]	The Fund’s Advisor Class year-to-date return
Bar Chart, Year to Date Return	8.71%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.25%
Highest Quarterly Return, Date	Jun. 30, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(7.10%)
Lowest Quarterly Return, Date	Dec. 31, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance [Table]
	One Year	Since Inception (4/30/20)
Return before taxes – Advisor Class Shares	7.46%	8.24%
Return after taxes on distributions – Advisor Class Shares	7.46%	7.65%
Return after taxes on distributions and sale of Fund shares – Advisor Class Shares	4.42%	6.29%
Index – S&P 500® Index(1)	25.02%	18.06%

(1)	The S&P 500® Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index , and unlike the Fund, returns do not reflect any fees, expenses or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	returns do not reflect any fees, expenses or taxes
Performance Availability Website Address [Text]	www.anchor-capital.com/funds
Performance Availability Phone [Text]	1-800-290-8633
Institutional Class [Member] | Anchor Risk Managed Income Strategies Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class from year to year and by showing the Fund’s one-year, five-year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s Institutional Class shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.anchor-capital.com/funds or by calling 1-800-290-8633.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class from year to year and by showing the Fund’s one-year, five-year and since inception performance compared with those of a broad measure of market performance.
Bar Chart [Heading]	Institutional Class Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	3/31/2024	5.41%
Worst Quarter:	6/30/2022	(3.60)%
The Fund’s Institutional Class year-to-date return as of September 30, 2025 was 4.88%.
Year to Date Return, Label [Optional Text]	The Fund’s Institutional Class year-to-date return
Bar Chart, Year to Date Return	4.88%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	5.41%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(3.60%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance [Table]
	One Year	Five Years	Since Inception (9/29/15)
Return before taxes – Institutional Class Shares	4.36%	1.07%	1.16%
Return after taxes on distributions – Institutional Class Shares	(0.50)%	(0.40)%	(0.03)%
Return after taxes on distributions and sale of Fund shares – Institutional Class Shares	2.67%	0.27%	0.42%
Index – Bloomberg U.S. Aggregate Bond Index(1)	1.25%	(0.33)%	1.33%

(1)	The Bloomberg U.S. Aggregate Bond Index is a broad-based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. Investors frequently use the index as a stand-in for measuring the performance of the U.S. bond market. Investors cannot invest directly in an index, and unlike the Fund, returns do not reflect any fees, expenses or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	returns do not reflect any fees, expenses or taxes
Performance Availability Website Address [Text]	www.anchor-capital.com/funds
Performance Availability Phone [Text]	1-800-290-8633
Institutional Class [Member] | Anchor Risk Managed Equity Strategies Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s Institutional Class shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.anchor-capital.com/funds or by calling 1-800-290-8633.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance.
Bar Chart [Heading]	Institutional Class Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	12/31/2020	9.00%
Worst Quarter:	12/31/2022	(7.14)%
The Fund’s Institutional Class year-to-date return as of September 30, 2025 was 8.51%.
Year to Date Return, Label [Optional Text]	The Fund’s Institutional Class year-to-date return
Bar Chart, Year to Date Return	8.51%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.00%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(7.14%)
Lowest Quarterly Return, Date	Dec. 31, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance [Table]
	One Year	Five Years	Since Inception (9/6/16)
Return before taxes – Institutional Class Shares	7.29%	6.64%	8.95%
Return after taxes on distributions – Institutional Class Shares	7.29%	6.11%	7.37%
Return after taxes on distributions and sale of Fund shares – Institutional Class Shares	4.32%	5.04%	6.43%
Index – S&P 500® Index(1)	25.02%	14.53%	14.62%

(1)	The S&P 500® Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index, and unlike the Fund, returns do not reflect any fees, expenses or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	returns do not reflect any fees, expenses or taxes
Performance Availability Website Address [Text]	www.anchor-capital.com/funds
Performance Availability Phone [Text]	1-800-290-8633